Document and Entity Information	12 Months Ended
Nov. 01, 2011
Risk/Return:
Document Type	Other
Document Period End Date	Jun 30, 2011
Registrant Name	HC CAPITAL TRUST
Central Index Key	0000934563
Amendment Flag	false
Document Creation Date	May 1, 2012
Document Effective Date	May 1, 2012
Prospectus Date	Nov 1, 2011

Supplement to Prospectus

HC Advisors Shares

Dated November 1, 2011

HC Capital Trust

The date of this Supplement is May 1, 2012

The Fixed Income Opportunity Portfolio:

1.	The following replaces the "Annual Operating Expenses" table and example found on page 52 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on allocations among Specialist Managers, see "Advisory Services – Specialist Managers")	0.46%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	0.79%

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$81
3 Years	$252
5 Years	$439
10 Years	$978

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HC CAPITAL TRUST
Prospectus Date	rr_ProspectusDate	Nov 1, 2011
Supplement [Text Block]	hct1_SupplementTextBlock

Supplement to Prospectus

HC Advisors Shares

Dated November 1, 2011

HC Capital Trust

The date of this Supplement is May 1, 2012

The Fixed Income Opportunity Portfolio:

1.	The following replaces the "Annual Operating Expenses" table and example found on page 52 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on allocations among Specialist Managers, see "Advisory Services – Specialist Managers")	0.46%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	0.79%

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$81
3 Years	$252
5 Years	$439
10 Years	$978

Summary - HC Advisors Shares | The Fixed Income Opportunity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hct1_SupplementTextBlock

Supplement to Prospectus

HC Advisors Shares

Dated November 1, 2011

HC Capital Trust

The date of this Supplement is May 1, 2012

The Fixed Income Opportunity Portfolio:

1.	The following replaces the "Annual Operating Expenses" table and example found on page 52 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on allocations among Specialist Managers, see "Advisory Services – Specialist Managers")	0.46%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	0.79%

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$81
3 Years	$252
5 Years	$439
10 Years	$978

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
Summary - HC Advisors Shares | The Fixed Income Opportunity Portfolio | HC Advisors Shares, The Fixed Income Opportunity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees (based on allocations among Specialist Managers, see "Advisory Services - Specialist Managers")	rr_ManagementFeesOverAssets	0.46%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.79%
1 Year	rr_ExpenseExampleYear01	81
3 Years	rr_ExpenseExampleYear03	252
5 Years	rr_ExpenseExampleYear05	439
10 Years	rr_ExpenseExampleYear10	978

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HC CAPITAL TRUST
Prospectus Date	rr_ProspectusDate	Nov 1, 2011
Document Creation Date	dei_DocumentCreationDate	May 1, 2012